Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net sales
Products	$ 90,213	$ 41,444	$ 172,023	$ 78,990
Services	16,272	7,962	31,669	15,380
Revenue, Net	106,485	49,406	203,692	94,370
Cost of sales
Products	45,731	18,651	94,774	36,462
Services	10,349	4,595	21,139	8,794
Cost of Goods and Services Sold, Total	56,080	23,246	115,913	45,256
Gross profit	50,405	26,160	87,779	49,114
Operating expenses
Research and development, net	10,337	4,157	21,126	8,509
Selling, general and administrative	42,665	16,210	85,990	27,585
Operating Expenses, Total	53,002	20,367	107,116	36,094
Operating income (loss)	(2,597)	5,793	(19,337)	13,020
Other income	138	59	652	355
Income (loss) before income taxes	(2,459)	5,852	(18,685)	13,375
Income taxes (benefit)	326	2,834	(417)	5,835
Net income (loss)	(2,785)	3,018	(18,268)	7,540
Net income attributable to non-controlling interest	15		68
Net income (loss) attributable to Stratasys Ltd.	(2,800)	3,018	(18,336)	7,540
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic (in dollars per shares)	$ (0.07)	$ 0.14	$ (0.47)	$ 0.35
Diluted (in dollars per share)	$ (0.07)	$ 0.14	$ (0.47)	$ 0.35
Weighted average ordinary shares outstanding
Basic (in shares)	38,781	21,312	38,637	21,289
Diluted (in shares)	38,781	21,834	38,637	21,800
Comprehensive Income
Net income (loss)	(2,785)	3,018	(18,268)	7,540
Other comprehensive income (loss):
Foreign currency translation adjustment	13	(135)	(355)	(23)
Comprehensive income (loss)	(2,772)	2,883	(18,623)	7,517
Less: comprehensive income attributable to non-controlling interest	(454)		(339)
Comprehensive income attributable to Stratasys Ltd.	$ (2,318)	$ 2,883	$ (18,284)	$ 7,517